UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	06/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--35.9%	Principal Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
2.90%, 12/5/08	100,000,000	100,008,596
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
2.80%, 11/17/08	50,000,000	50,000,000
Bank of Ireland (Yankee)
2.90% - 3.10%, 7/31/08 - 12/3/08	300,000,000 a	300,004,243
Bank of Scotland PLC (Yankee)
2.80% - 2.88%, 10/14/08 - 11/3/08	350,000,000	350,000,000
Bank of the West (Yankee)
3.28%, 7/28/08	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.75% - 4.43%, 7/7/08 - 8/11/08	520,000,000	520,000,000
Barclays Bank PLC (Yankee)
2.68% - 2.82%, 9/29/08 - 11/24/08	475,000,000	475,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
3.00%, 9/9/08	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.94% - 4.43%, 7/3/08 - 8/13/08	400,000,000	400,000,000
Credit Agricole (London)
2.85% - 2.90%, 11/6/08 - 12/1/08	700,000,000	700,003,505
Credit Suisse (Yankee)
2.85% - 4.44%, 7/3/08 - 7/11/08	350,000,000	350,000,000
DEPFA BANK PLC (Yankee)
2.65%, 8/22/08	100,000,000 a	100,000,000
Fifth Third Bank
2.80%, 11/17/08	170,000,000	170,000,000
Fortis Bank (Yankee)
2.80%, 10/3/08	50,000,000	50,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
2.95%, 9/12/08	200,000,000	200,000,000
National Australia Bank Ltd. (London)
2.75%, 7/3/08	450,000,000	450,000,000
Natixis (Yankee)
2.75%, 9/10/08	500,000,000	500,000,000
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	70,000,000	70,238,635
Skandinaviska Enskilda Banken AB (Yankee)
3.00%, 8/26/08	150,000,000	150,000,000
Societe Generale (London)
4.53%, 7/7/08	350,000,000	350,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
2.67% - 2.81%, 7/3/08 - 10/17/08	425,000,000 b	425,003,328
UBS AG (Yankee)
2.80% - 3.10%, 7/30/08 - 10/8/08	300,000,000	300,000,000
UniCredito Italiano Bank PLC (Yankee)
4.58%, 7/7/08	250,000,000 a,b	250,000,203

UniCredito Italiano SpA (Yankee)
2.80% - 3.75%, 7/17/08 - 10/10/08	475,000,000	475,005,607
Total Negotiable Bank Certificates of Deposit
(cost $7,035,264,117)		7,035,264,117
Commercial Paper--36.3%

Allied Irish Banks PLC
3.01%, 8/26/08	350,000,000	348,385,722
ANZ National (International) Ltd.
2.81%, 11/14/08	200,000,000 a	197,907,111
ASB Finance Ltd.
2.83%, 11/21/08	200,000,000 a	197,783,500
Atlantis One Funding Corp.
2.87% - 4.52%, 7/3/08 - 9/25/08	675,000,000 a	671,552,861
Bank of Ireland
2.75% - 3.02%, 7/2/08 - 10/22/08	550,000,000 a	547,643,486
Bank of Scotland PLC
2.80%, 11/14/08	200,000,000	197,914,667
Bryant Park Funding LLC
2.81%, 7/25/08	145,924,000 a	145,651,609
Calyon North America Inc.
2.90%, 8/15/08	23,000,000	22,917,919
Canadian Imperial Holdings
2.75% - 2.80%, 8/8/08 - 10/15/08	175,000,000	174,102,007
Cancara Asset Securitisation Ltd.
2.81%, 7/28/08	100,000,000 a	99,790,000
CHARTA LLC
2.75% - 2.96%, 8/13/08 - 9/8/08	152,000,000 a	151,291,896
CIESCO LLC
2.96%, 8/12/08	200,000,000 a	199,318,667
Citigroup Funding Inc.
2.84% - 3.19%, 8/14/08 - 10/24/08	575,000,000	571,598,611
Commerzbank U.S. Finance Inc.
2.95%, 8/15/08	100,000,000	99,636,250
Dexia Delaware LLC
2.75%, 7/11/08	300,000,000	299,772,500
Fairway Finance Company LLC
2.82%, 7/14/08	50,000,000 a	49,949,444
Falcon Asset Securitization Corp.
2.81%, 7/25/08	200,000,000 a	199,626,667
FCAR Owner Trust, Ser. I
2.96% - 4.54%, 7/1/08 - 7/28/08	485,000,000	484,357,104
Gemini Securitization Corp., LLC
2.80%, 7/1/08	600,000,000 a	600,000,000
Gotham Funding Corp.
2.71%, 9/2/08	65,000,000 a	64,694,012
Natexis Banques Populaires US Finance Co. LLC
2.77% - 2.95%, 9/5/08 - 12/2/08	342,043,000	338,470,075
Scaldis Capital Ltd.
2.70% - 2.79%, 8/25/08 - 9/25/08	733,000,000 a	729,625,762
Swedbank (ForeningsSparbanken AB)
2.70%, 9/16/08	150,000,000	149,144,979
Swedbank Inc. (ForeningsSparbanken AB)

2.74%, 10/10/08	225,000,000	223,295,625
Westpac Banking Corp.
2.75%, 10/14/08	350,000,000	347,233,542
Total Commercial Paper
(cost $7,111,664,016)		7,111,664,016
Corporate Notes--7.7%

Banca Intesa SPA
2.98%, 7/15/08	250,000,000 b	250,000,000
Bank of America Corp.
2.65%, 7/1/08	250,000,000	250,000,000
Barclays Bank PLC
2.91%, 8/1/08	300,000,000 b	300,000,000
Citigroup Funding Inc.
3.20%, 5/8/09	100,000,000 b	100,000,000
Fifth Third Bancorp
2.49%, 7/24/08	200,000,000 b	200,000,000
Morgan Stanley
2.61%, 7/4/08	150,000,000 b	150,000,000
Wachovia Bank, N.A.
2.69%, 7/29/08	250,000,000 b	250,000,000
Total Corporate Notes
(cost $1,500,000,000)		1,500,000,000
Time Deposit--2.6%

Landesbank Baden-Wurttemberg (Grand Cayman)
2.62%, 7/1/08
(cost $500,000,000)	500,000,000	500,000,000
Repurchase Agreements--17.4%

Banc of America Securities LLC
2.50%-2.65%, dated 6/30/08, due 7/1/08 in the amount
of $375,026,846 (fully collateralized by $470,226,044
Corporate Bonds, 5%-9.47%, due 4/1/09-7/1/35, value
$388,290,001)	375,000,000	375,000,000
Barclays Financial LLC
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$75,005,521 (fully collateralized by $75,372,211
Corporate Bonds, 5.63%-7.38%, due 6/15/10-7/15/13,
value $77,250,001)	75,000,000	75,000,000
BNP Paribas
2.60%, dated 6/30/08, due 7/1/08 in the amount of
$450,032,500 (fully collateralized by $461,637,093
Corporate Bonds, 0%-9.25%, due 6/1/09-9/15/35, value
$467,391,205)	450,000,000	450,000,000
Credit Suisse (USA) Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$200,014,722 (fully collateralized by $243,897,556
Federal Home Loan Mortgage Corp., 5%-6%, due
10/1/34-6/1/38, value $204,001,235)	200,000,000	200,000,000
Deutsche Bank Securities
2.62%, dated 6/30/08, due 7/1/08 in the amount of
$300,021,833 (fully collateralized by $3,613,954,033
Corporate Bonds, 0%-35.15%, due 12/18/10-10/25/47,

value $309,000,000)	300,000,000	300,000,000
J.P. Morgan Chase & Co.
2.70%, dated 6/30/08, due 7/1/08 in the amount of
$1,000,075,000 (fully collateralized by
$1,378,683,720 Federal Home Loan Mortgage Corp.,
4.50%-6.50%, due 1/1/19-6/1/38, value $1,020,003,476)	1,000,000,000	1,000,000,000
Lehman Brothers Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$510,037,542 (fully collateralized by $617,274,107
Corporate Bonds, 2.96%-7.88%, due 5/15/12-7/1/38,
value $520,818,073)	510,000,000	510,000,000
Merrill Lynch & Co. Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$200,014,722 (fully collateralized by $219,176,943
Corporate Bonds, 5.25%-10.75%, due 2/8/11-10/15/29,
value $209,446,202)	200,000,000	200,000,000
Morgan Stanley
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$300,022,083 (fully collateralized by $315,000,000
Corporate Bonds, 11.25%, due 2/4/17, value
$315,191,215)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $3,410,000,000)		3,410,000,000
Total Investments (cost $19,556,928,133)	99.9%	19,556,928,133
Cash and Receivables (Net)	.1%	21,668,679
Net Assets	100.0%	19,578,596,812

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $4,504,839,461 or 23.0% of net assets.
[b] Variable rate demand note – rate shown is interest rate in effect at June 30, 2008. Maturity date represents the next demand date, not the ultimate maturity date

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	19,556,928,133

Level 3 - Significant Unobservable Inputs	0

Total	19,556,928,133

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--32.9%	Principal Amount ($)	Value ($)

ABN AMRO Bank N.V. (London)
2.90%, 11/17/08	30,000,000	29,988,588
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
2.54%, 7/21/08	25,000,000	25,000,138
Bank of Ireland (Yankee)
2.44%, 7/17/08	25,000,000 a	25,000,111
Bank of Montreal (Yankee)
2.49%, 7/17/08	25,000,000	25,000,111
Bank of Scotland PLC (Yankee)
2.55%, 7/31/08	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.94%, 8/4/08	30,000,000	30,000,000
DEPFA BANK PLC (Yankee)
2.48%, 7/17/08	25,000,000 a	25,000,000
Regions Bank
2.42%, 7/17/08	25,000,000	25,000,111
UniCredito Italiano SpA (Yankee)
3.12%, 7/24/08	30,000,000	30,000,000
Wilmington Trust Co., DE
2.70%, 8/1/08	30,000,000	30,002,236
Total Negotiable Bank Certificates of Deposit
(cost $269,991,295)		269,991,295
Commercial Paper--10.3%

Lehman Brothers Holdings Inc.
2.61%, 7/1/08	25,000,000	25,000,000
Sanpaolo IMI U.S. Financial Co.
2.77%, 7/9/08	30,000,000	29,981,667
Swedbank (ForeningsSparbanken AB)
2.80%, 8/1/08	30,000,000	29,928,183
Total Commercial Paper
(cost $84,909,850)		84,909,850
Corporate Note--3.7%

Citigroup Funding Inc.
3.20%, 5/8/09
(cost $30,000,000)	30,000,000 [b]	30,000,000
U.S. Government Agency--10.6%

Federal Home Loan Bank System
2.00%, 7/1/08
(cost $87,000,000)	87,000,000	87,000,000
Repurchase Agreements--42.6%

Banc of America Securities LLC
2.50%, dated 6/30/08, due 7/1/08 in the amount of
$70,004,861 (fully collateralized by $71,227,865
Federal National Mortgage Association, 6%, due
3/1/37, value $71,400,000)	70,000,000	70,000,000

Barclays Financial LLC
2.70%, dated 6/30/08, due 7/1/08 in the amount of
$70,005,250 (fully collateralized by $93,536,556
Federal Home Loan Mortgage Corp., 2.77%-3.18%, due
10/15/34-10/15/37, value $71,400,001)	70,000,000	70,000,000
Deutsche Bank Securities
2.70%, dated 6/30/08, due 7/1/08 in the amount of
$70,005,250 (fully collateralized by $168,250,000
Federal Home Loan Mortgage Corp., 5%-6%, due
3/1/33-8/1/35, value $12,230,381 and $104,770,194
Federal National Mortgage Association, 5%-7%, due
6/1/21-1/1/38, value $59,169,619)	70,000,000	70,000,000
Greenwich Capital Markets
2.50%, dated 6/30/08, due 7/1/08 in the amount of
$70,004,861 (fully collateralized by $126,918,075
Federal National Mortgage Association, Strips, due
6/1/36-8/1/36, value $71,400,765)	70,000,000	70,000,000
UBS Securities LLC
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$70,005,153 (fully collateralized by $147,137,000
Federal Home Loan Mortgage Corp., 0%-6.75%, due
3/15/09-3/15/31, value $71,400,088)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $350,000,000)		350,000,000
Total Investments (cost $821,901,145)	100.1%	821,901,145
Liabilities, Less Cash and Receivables	(.1%)	(525,174)
Net Assets	100.0%	821,375,971

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $50,000,111 or 6.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	821,901,145

Level 3 - Significant Unobservable Inputs	0

Total	821,901,145

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)